Current financial assets and Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Current Financial Assets and Cash and Cash Equivalents

As of December 31, 2020	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value

	$ in thousands
Current financial assets	27,091	—	27,091
Cash and cash equivalents	241,148	—	241,148

Current financial assets and cash and cash equivalents	268,239	—	268,239

As of December 31, 2021	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value

	$ in thousands
Current financial assets	499	—	499
Cash and cash equivalents	185,636	—	185,636

Current financial assets and cash and cash equivalents	186,135	—	186,135

Details of Cash and Cash Equivalents
Details of cash and cash equivalents

	As of December 31,	As of December 31,
	2020	2021

	$ in thousands
Cash and bank accounts	164,586	137,725
Money market funds	13,977	13,933
Fixed bank deposits	62,585	33,978

Total cash and cash equivalents	241,148	185,636